Discontinued Operations and Dissolution of Subsidiary (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
IfrsStatementLineItems [Line Items]
General and administrative	$ 304,880	$ 508,241	$ 418,206
Net loss from discontinued operations			2,711
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
General and administrative			6,020
Net loss from discontinued operations			$ (6,020)
Loss per share from discontinued operations, basic and diluted (in dollars per share)			$ (0.000)